Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Schedule of redeemable preferred shares
	For the years ended December 31,
	2020	2021	2022
	(‘000)	(‘000)	(‘000)
Number of redeemable preferred shares
Opening balance	—	21,000	37,730
Issuance of Series Angel Preferred Shares(1)	4,000	—	—
Conversion of Beijing SAI preferred shares due to reorganization(1)	—	(21,000)	—
Issuance of Series Angel Preferred Shares of the Company due to reorganization(2)	—	7,289	—
Issuance of Series Pre-A Preferred Shares of the Company due to reorganization(3)	17,000	13,974	—
Issuance of Series A Preferred Shares(4)	—	16,467	—
Conversion into Ordinary Shares(5)			(37,730)
Ending balance	21,000	37,730	0
	For the years ended December 31,
	2020	2021	2022
	(‘000)	(‘000)	(‘000)
Number of redeemable preferred shares
Opening balance	—	2,928	5,151
Issuance of Series Angel Preferred Shares(1)	975	—	—
Conversion of Beijing SAI preferred shares due to reorganization(1)	—	(2,928)	—
Issuance of Series Angel Preferred Shares of the Company due to reorganization(2)	—	975	—
Issuance of Series Pre-A Preferred Shares of the Company due to reorganization(3)	1,953	1,953	—
Issuance of Series A Preferred Shares(4)	—	2,223	—
Conversion into Ordinary Shares(5)	—	—	(5,151)
Ending balance	2,928	5,151	—
	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Opening balance	—	3,218	12,473
Series Angel Preferred Shares(1)	613	—	—
Series A Preferred Shares(2)	2,605	8,156	—
Accretion during the period(3)	—	1,064	—
Currency translation adjustment	—	35	—
Conversion into Ordinary Shares(4)	—	—	(12,473)
Ending balance	3,218	12,473	—